Note 14 - Financial assets at amortised cost- Loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Receivables To Customers Line Items
Impairment loss	€ 208	€ 158	€ 136
Customers [Member] | On demand [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	3,641	10,560	11,251
Customers [Member] | Credit Card Debt [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	15,445	15,835	16,596
Customers [Member] | Trade Receivables [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	17,436	22,705	23,753
Customers [Member] | FinancialLeaseMember [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	8,650	8,642	9,442
Customers [Member] | Repurchase Agreements [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	294	11,554	7,291
Customers [Member] | Other Term Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	324,767	313,336	339,862
Customers [Member] | Advances That Are Not Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	3,794	4,989	6,306
Customers [Member] | Total [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	374,027	387,621	414,500
Impaired Loans And Receivables	16,349	19,390	22,915
Impairment loss	€ (12,199)	€ (12,748)	€ (15,974)